Note 1 - Description of Business	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1. DESCRIPTION OF BUSINESS

NewLead Holdings Ltd. (the “Company” or “NewLead”) was incorporated on January 12, 2005.

NewLead has historically been an international shipping company and is now an international, vertically integrated shipping and coal processing company. As of December 31, 2014, the Company’s fleet consists of five dry bulk vessels and five oil tanker / asphalt carriers (Note 5 and Note 17). In addition, under a specific management agreement, the Company performs part of the commercial, technical and operational management of one oil tanker vessel owned by a third party. NewLead’s principal activity is the operation of dry bulk vessels and oil tanker / asphalt carriers, either controlled or managed, which transport a variety of refined petroleum products and a wide array of unpackaged cargo world-wide.

On October 17, 2013 and on December 6, 2013, a 1 for15 and a 1 for 3 reverse stock splits of Company’s common shares were effected respectively, after the approval by our Board of Directors and by written consent of the majority of its shareholders. The reverse stock splits consolidated every fifteen common shares and every three common shares respectively into one common share with par value of $0.01 per share. In addition, on March 6, 2014, consolidation of the Company’s common shares was effected at a ratio of a 1 for 10 after the approval by our Board of Directors and by written consent of the majority of its shareholders. Every ten common shares were consolidated into one common share, with a par value of $0.10 per share. In addition, on May 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by our Board of Directors and by written consent of the majority of its shareholders such that every 50 common shares of par value $0.10 per share were consolidated into one common share of par value of $5.00 per share. By the approval of our Board of Directors and by written consent of the majority of its shareholders, a reduction of issued share capital was effected by way of cancelling paid-up share capital to the extent of $4.99 on each issued common share, so that the par value of the common shares be reduced to $0.01; such being effective as of June 14, 2014. In addition, on July 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by our Board of Directors and by written consent of the majority of its shareholders. Every 50 common shares of par value of $0.01 were consolidated into one common share of par value of $0.50 per share. By the approval of our Board of Directors and by written consent of the majority of its shareholders, on October 24, 2014, a reduction in the par value of the common shares was effected from $0.50 to $0.01 by way cancelling paid-up share capital to the extent of $0.49 on each issued common share. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its common shares subsequent to the filing of this report. With respect to the underlying common shares associated with share options and any derivative securities, such as warrants and convertible notes, as may be required by such securities where applicable, the conversion and exercise prices and number of common shares issued have been adjusted retrospectively in accordance to the 1:15 ratio, 1:3 ratio, 1:10 ratio, 1:50 ratio and 1:50 ratio for all periods presented. Due to such alterations in the Company's share capital numbers of common shares, earnings per share, common shares obtainable upon conversion or exercise of convertible notes, warrants and share options have been adjusted retrospectively as well, where applicable. The accompanying consolidated financial statements for the years ended December 31, 2014, 2013 and 2012 including the notes to financial statements reflect these aforementioned alterations of share capital.

On July 17, 2014, the common shares of NewLead were halted from trading on NASDAQ Stock Market system. Consequently, as a result of the halt, which would have continued through a determination pursuant to a delisting hearing before a NASDAQ Listing Qualifications Panel, and discussions with the NASDAQ Staff about the likelihood of success at such hearing, the Company determined to voluntarily delist from NASDAQ and transfer to the Over-the-Counter (OTC) market. Trading of its common shares on NASDAQ was suspended at the open of business on July 22, 2014, following withdrawal of the request to go to a hearing, scheduled on July 2, 2014, by the Company. On September 22, 2014, the Company’s shares were officially delisted from the NASDAQ Stock Market according to the NASDAQ’s filing of relevant Form 25 with the SEC. In order to transfer to the OTC market, the Company is required to have a market maker file an application on Form 15c2-11 with FINRA in order to have its common shares trade on an OTC market other than the Grey Market, on which our stock is currently quoted. The Company has already engaged a market maker to file the necessary application with FINRA.

On September 13, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Acquisition Group, LLC, a Kentucky limited liability company (“VAG”), pursuant to the terms of a unit purchase. VAG’s primary asset was certain mining permits at the Viking Mine located in Pike, Floyd, and Letcher Counties in Kentucky. On December 9, 2013, the Company acquired a coal preparation plant located in Pike County, Kentucky, through the acquisition of the 100% of the issued and outstanding membership interests of Viking Prep Plant LLC (“VPP”).

On May 19, 2014 and July 25, 2014, the Company completed the acquisition of two 2012 built dry bulk vessels through sale and leaseback agreements (Note 17). On September 16, 2014, the Company acquired one 2013 built dry bulk vessel and on each of October 23, 2014 and November 13, 2014, the Company entered into two bareboat charter agreements for two respective oil tanker/asphalt carriers, under which NewLead has the obligation to purchase the vessels in 2019, upon the expiration of the bareboat agreements. On October 16, 2014, the Company entered into a Share Sale and Purchase Agreement (the “SPA”) with Thalassa Holdings S.A. to acquire 100% of the share capital of the three companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., which shares were transferred to the Company on November 24, 2014, upon satisfaction of the SPA’s conditions. As a result the Company acquired three oil tanker /asphalt carriers. The asphalt carriers are also commonly known as bitumen vessels.

In 2013 the Company completed the negotiations with its lenders under the Financing Documents (as defined in Note 15) regarding the terms of the Restructuring Proposal (as defined in Note 15) presented on November 8, 2011 and finalized the satisfaction and release of the Company’s obligations under certain of its debt agreements and the amendment of the terms of certain other debt agreements. As part of the restructuring efforts, the Company has sold vessels as part of the arrangements with its lenders to reduce and discharge the Company’s obligations. During 2011 and 2012, the Company sold, disposed of or handed control over to its lenders a total of 20 vessels and hulls under construction (or the ownership of the shipowning subsidiaries) in connection with the restructuring plan. To the extent that the Company has sold vessels, the sale proceeds have been used to repay the related debt. See Notes 15, 16 and 26 for a description of the restructuring plan.

In connection with the 2009 recapitalization, the Company issued $145,000 in aggregate principal amount of 7% senior unsecured convertible notes due 2015 (the “7% Notes”). The issuance of the 7% Notes was pursuant to an Indenture dated October 13, 2009, between the Company and Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (as the successor of Cyprus Popular Bank)”), and a Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus Maritime Corp. (“Focus”) as purchasers. In November 2009, Focus, a company controlled by Michail Zolotas, the Company’s Chairman and Chief Executive Officer, converted $20,000 of the 7% Notes into approximately 2 new common shares. In connection with the Company’s debt restructuring, on July 2, 2012, the Company entered into an agreement with Focus for the conversion of its remaining $124,900 of the 7% Notes, together with interest accrued thereon and future interest payments and an additional fee payable to Focus as an inducement for the conversion, into approximately 236 common shares of the Company. As a result of this conversion, Focus, as at December 31, 2014 and December 31, 2013, owned approximately 0.0001% and 18%, respectively, of the Company’s outstanding common shares. As of December 31, 2012, Focus owned approximately 67% of the Company’s outstanding common shares. The Investment Bank of Greece was also granted warrants with maturity date October 13, 2015 which, after the alterations of share capital performed since the grand date, the exercise price has been increased significantly in line with the alterations of share capital (refer to Note 16). As of December 31, 2014, Investment Bank of Greece retained $100 outstanding principal amount of the 7% Notes.

Newlead Shipping S.A. (“Newlead Shipping”), a subsidiary of the Company, is an integrated technical and commercial management company that manages oil tanker/asphalt carriers as well as dry bulk vessels through its subsidiaries. It provides a broad spectrum of technical and commercial management to all segments of the maritime shipping industry.

Going concern

The Company has experienced net losses, negative operating cash flows, working capital deficiencies, and has a shareholders’ deficiency, which have affected, and which are expected to continue to affect, its ability to satisfy its obligations. In addition, as described in Notes 15 and 16, the Company is in default under various debt obligations which are currently due on demand. Charter rates for bulkers have experienced a high degree of volatility and continue to be distressed. The coal business has experienced some of the lowest prices in coal history. However, charter rates for the oil tanker/asphalt carriers are within expected levels. To date, the Company has also been unable to generate sustainable positive cash flows from operating activities. For the year ended December 31, 2014, the Company’s loss from continuing operations was $68,281. As of December 31, 2014, the Company’s cash and cash equivalents were $404 and current liabilities of $247,462 including $122,322 of debt and convertible notes in default due on demand, were payable within the next twelve months.

The above conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

The Company believes that its existing cash resources, combined with projected negative cash flows from operations, will not be sufficient to execute its business plan and continue operations for the next twelve months. The Company’s existence is dependent upon its ability to obtain necessary financing, which the Company is currently in the process of attempting to secure. In addition, the Company intends to continue to explore various strategic alternatives. Management is also actively taking steps to increase future revenues and reduce the Company’s future operating expenses. However, the Company cannot provide any assurance that operating results will generate sufficient cash flow to meet its working capital needs or that it will be able to raise additional financing as needed.

If repayment of all of the Company’s indebtedness was accelerated as a result of its current events of default, the Company may not have sufficient funds at the time of acceleration to repay most of its indebtedness and it may not be able to find additional or alternative financing to refinance any such accelerated obligations on terms acceptable to the Company or on any terms, which could have a material adverse effect on its ability to continue as a going concern.